ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Schedule of major class of assets acquired and liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 01, 2023	Dec. 31, 2022	Dec. 23, 2022	Jul. 20, 2022	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 0		$ 23,372				$ 20,054	$ 430
Original Hemp asset acquisition [Member]
Current assets
Inventory		$ 109
Non-current assets
Intangible asset		194
Current liabilities
Total net assets acquired		$ 303
Franchise Global Health Inc. ("FGH") business combination [Member]
Current assets
Cash			730	$ 730
Trade receivables			2,271	2,271
Inventory			2,019	2,019
Indemnity receivables			3,415	3,415
Prepaid assets			139	139
Non-current assets
Property, plant, and equipment			452	452
Right of use assets			115	115
Intangible asset			6,102	6,102
Goodwill			3,716	3,716
Total assets			18,959	18,959
Current liabilities
Trade payables and accrued liabilities			(6,245)	(6,245)
Current lease liabilities			(98)	(98)
Current portion of debt			(1,062)	(1,062)
Long term lease liability			(21)	(21)
Deferred Tax			(1,717)	(1,717)
Total liabilities			(9,143)	(9,143)
Total net assets acquired			9,816	$ 9,816
Just Brands LLC and High Roller Private Label LLC business combination [Member]
Current assets
Cash			535			$ 535
Trade receivables			975			975
Inventory			5,534			5,534
Other current assets			540			540
Non-current assets
Property, plant, and equipment			536			536
Right of use assets			772			772
Other non-current assets			127			127
Intangible asset			4,533			4,533
Goodwill			24,898			24,898
Total assets			38,450			38,450
Current liabilities
Trade payables and accrued liabilities			(2,273)			(2,273)
Current lease liabilities			(644)			(644)
Provision for sales tax			(982)			(982)
Deferred Tax			(24)			(24)
Other current liabilities			(99)			(99)
Total liabilities			(4,022)			(4,022)
Total net assets acquired			34,428			$ 34,428
No Cap Hemp Co. business combination [Member]
Current assets
Trade receivables			31		$ 31
Inventory			725		725
Non-current assets
Intangible asset			0
Goodwill			417		417
Total assets			1,173		1,173
Current liabilities
Trade payables and accrued liabilities			(272)		(272)
Total liabilities			(272)		(272)
Total net assets acquired			901		$ 901
Vessel Brand, Inc
Current assets
Cash			570
Trade receivables			49
Inventory			1,278
Other current assets			151
Non-current assets
Property, plant, and equipment			124
Right of use assets			501
Other non-current assets			42
Intangible asset			9,150
Goodwill			19,675
Total assets			31,540
Current liabilities
Trade payables and accrued liabilities			(856)
Long term lease liability			(530)
Deferred Tax			(1,500)
Total liabilities			(2,886)
Total net assets acquired			$ 28,654